Earnings Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (3,248,600)	$ (3,583,010)	$ (4,993,350)	$ (5,576,377)	$ (5,576,377)
Weighted-average shares of common stock outstanding for basic and diluted net loss per share	7,157,762	6,896,318	6,923,506		6,477,273
Basic and diluted net loss per share attributable to common stockholders	$ (0.45)	$ (0.52)	$ (0.72)		$ (0.86)